Income Taxes (Tables)	12 Months Ended
Jul. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Reconciliation of Income Taxes

The components of the Company’s deferred tax asset and reconciliation of income taxes computed at the statutory rate to the income tax amount recorded as of July 31, 2020 and 2019, are as follows:

	July 31,	July 31,
	2020	2019
Net operating loss carryforward	$(880,525)	$(860,110)
Effective tax rate	21%	21%
Deferred tax asset	(184,910)	(180,623)
Less: Valuation allowance	184,910	180,623
Net deferred asset	$-	$-